Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-42983
Entity Registrant Name	CitroTech Inc.
Entity Central Index Key	0000894556
Entity Tax Identification Number	87-2765150
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6400 S. Fiddlers Green Cir.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(800)
Local Phone Number	401-4535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CITR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false